Stock-based compensation - Stock Option Activity (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock Options Outstanding [Roll Forward]
Beginning (in shares)	1,096,500
Granted (in shares)	37,500
Exercised (in shares)	0
Canceled and forfeited (in shares)	0
Expired (in shares)	0
Ending (in shares)	1,134,000	1,096,500
Exercisable (in shares)	812,313
Vested and expected to vest (in shares)	1,134,000
Weighted Average Exercise Price [Roll Forward]
Beginning (in dollars per share)	$ 1.96
Granted (in dollars per share)	$ 3.20
Exercised (in dollars per share)	$ 0
Canceled and forfeited (in dollars per share)	$ 0
Expired (in dollars per share)	$ 0
Ending (in dollars per share)	$ 2.00	$ 1.96
Exercisable (in dollars per share)	$ 1.72
Vested and expected to vest (in dollars per share)	$ 2.00
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Additional Disclosures [Abstract]
Outstanding, Weighted Average Remaining Life	4 years 2 months 8 days	4 years 7 months 28 days
Outstanding, Aggregate Intrinsic Value	$ 1,356,400	$ 1,356,400
Exercisable, Aggregate Intrinsic Value	1,201,075
Vested and expected to vest, Aggregate Intrinsic Value	1,356,400
Exercise Price Per Share [Abstract]
Outstanding, Exercise Price Lower Range Limit (in dollars per share)		$ 0.12
Granted, Exercise Price (in dollars per share)	$ 0
Exercised, Exercise Price (in dollars per share)	$ 0
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Additional Disclosures [Abstract]
Outstanding, Weighted Average Remaining Life		7 years 5 months 8 days
Exercise Price Per Share [Abstract]
Outstanding, Exercise Price Lower Range Limit (in dollars per share)	$ 3.20	$ 3.20
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Additional Disclosures [Abstract]
Outstanding, Weighted Average Remaining Life	7 years 2 months 8 days
Exercise Price Per Share [Abstract]
Outstanding, Exercise Price Lower Range Limit (in dollars per share)	$ 0.12	$ 0.12
Tecogen
Stock Options Outstanding [Roll Forward]
Beginning (in shares)	1,096,500	1,095,250	620,000	595,000
Granted (in shares)		17,500	511,500	25,000
Exercised (in shares)		0	0
Canceled and forfeited (in shares)		(15,938)	0
Repurchased (in shares)			(12,500)
Expired (in shares)		(313)	(23,750)
Ending (in shares)		1,096,500	1,095,250	620,000	595,000
Exercisable (in shares)		662,563	418,438	307,500
Vested and expected to vest (in shares)		1,096,500	1,025,250	620,000
Weighted Average Exercise Price [Roll Forward]
Beginning (in dollars per share)	$ 1.96	$ 1.92	$ 1.28	$ 1.28
Granted (in dollars per share)		$ 3.20	$ 2.60	$ 2.60
Exercised (in dollars per share)		$ 0	$ 0
Canceled and forfeited (in dollars per share)		$ 1.28	$ 0
Repurchased (in dollars per share)			$ 1.00
Expired (in dollars per share)		$ 2.60	$ 1.48
Ending (in dollars per share)		$ 1.96	$ 1.92	$ 1.28	$ 1.28
Exercisable (in dollars per share)		$ 1.56	$ 1.24	$ 1.12
Vested and expected to vest (in dollars per share)		$ 1.96	$ 1.92	$ 1.20
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Additional Disclosures [Abstract]
Outstanding, Weighted Average Remaining Life		4 years 7 months 28 days	5 years 6 months 11 days	3 years 3 months 18 days	4 years 3 months 7 days
Outstanding, Aggregate Intrinsic Value		1,356,400	1,387,150	793,500	793,500
Exercisable, Aggregate Intrinsic Value		1,096,225	815,125	451,000
Vested and expected to vest, Aggregate Intrinsic Value		1,356,400	1,387,150	793,500
Exercise Price Per Share [Abstract]
Outstanding, Exercise Price Lower Range Limit (in dollars per share)		$ 0.12	$ 0.12	$ 0.12	$ 0.12
Outstanding, Exercise Price Upper Range Limit (in dollars per share)		$ 3.20	$ 2.80	$ 2.60	$ 2
Granted, Exercise Price (in dollars per share)	$ 3.20	$ 3.20		$ 2.60
Granted, Exercise Price Lower Range Limit (in dollars per share)			$ 2.60
Granted, Exercise Price Upper Range Limit (in dollars per share)			$ 2.80
Exercised, Exercise Price (in dollars per share)	$ 0	$ 0	$ 0
Canceled and Forfeited, Exercise Price (in dollars per share)			$ 0
Canceled and Forfeited, Exercise Price Lower Range Limit (in dollars per share)		$ 1.20
Canceled and Forfeited, Exercise Price Upper Range Limit (in dollars per share)		$ 2.60
Repurchased, Exercise Price (in dollars per share)			$ 1.00
Expired, Exercise Price (in dollars per share)	$ 0	$ 2.60
Expired, Exercise Price Per Share, Lower Range Limit (in dollars per share)			$ 1.20
Expired, Exercise Price Per Share, Upper Range Limit (in dollars per share)			$ 2.60
Ilois
Stock Options Outstanding [Roll Forward]
Beginning (in shares)	575,000	525,000	300,000	300,000
Granted (in shares)	0	50,000	225,000	0
Exercised (in shares)	0	0	0	0
Canceled and forfeited (in shares)	0	0	0	0
Expired (in shares)	0	0	0	0
Ending (in shares)	575,000	575,000	525,000	300,000	300,000
Exercisable (in shares)	56,250	0	0	0
Vested and expected to vest (in shares)	575,000	575,000	525,000	300,000
Weighted Average Exercise Price [Roll Forward]
Beginning (in dollars per share)	$ 0.29	$ 0.27	$ 0.10	$ 0.10
Granted (in dollars per share)	$ 0	$ 0.50	$ 0.50	$ 0
Exercised (in dollars per share)	$ 0	$ 0	$ 0	$ 0
Canceled and forfeited (in dollars per share)	$ 0	$ 0	$ 0	$ 0
Expired (in dollars per share)	$ 0	$ 0	$ 0	$ 0
Ending (in dollars per share)	$ 0.29	$ 0.29	$ 0.27	$ 0.10	$ 0.10
Exercisable (in dollars per share)	$ 0.50	$ 0.50	$ 0	$ 0
Vested and expected to vest (in dollars per share)	$ 0.29	$ 0.29	$ 0.27	$ 0.10
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Additional Disclosures [Abstract]
Outstanding, Weighted Average Remaining Life		7 years 5 months 8 days	8 years 2 months 23 days	8 years 4 months 2 days	9 years 4 months 2 days
Outstanding, Aggregate Intrinsic Value	120,000	120,000	120,000	120,000	120,000
Exercisable, Aggregate Intrinsic Value	0	0	0	0
Vested and expected to vest, Aggregate Intrinsic Value	$ 120,000	$ 120,000	$ 120,000	$ 120,000
Exercise Price Per Share [Abstract]
Outstanding, Exercise Price (in dollars per share)			$ 0.10	$ 0.10	$ 0.10
Outstanding, Exercise Price Lower Range Limit (in dollars per share)	$ 0.10	$ 0.10	$ 0.10
Outstanding, Exercise Price Upper Range Limit (in dollars per share)	$ 0.50	$ 0.50	$ 0.50
Granted, Exercise Price (in dollars per share)		$ 0.50	$ 0.50	$ 0
Exercised, Exercise Price (in dollars per share)		$ 0	$ 0	$ 0
Canceled and Forfeited, Exercise Price (in dollars per share)	$ 0	$ 0	$ 0	$ 0
Expired, Exercise Price (in dollars per share)		$ 0	$ 0	$ 0